Leases	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Leases
33.	Leases
Fiscal years ended March 31, 2018 and 2019
The NEC Group is a lessee under several operating leases, primarily for buildings and vehicles. Future minimum lease payments under non-cancelable
operating leases that have initial or remaining lease terms in excess of one year as of March
31
,
2019
, were as follows:

JPY (millions)
2019
Within one year	17,139
Between one year and five years	35,464
After five years	10,892

Total	63,495

Minimum lease payments under operating leases recognized as expenses for the fiscal years ended March 31, 2018 and 2019, were 35,109 million JPY and 36,933 million JPY, respectively.

Fiscal year ended March 31, 2020
The nature of the leasing activities

The NEC Group, as a lessee, leases mainly buildings and land (“property”) for its office space and vehicles for its administrative and sales functions. Certain of these property leases include options to extend the lease term after the end of the lease period exercisable by the NEC Group to obtain operational flexibility. There are no significant restrictions or covenants, such as those restricting additional debts and further leasing, imposed by leases. The vast majority of the building lease contracts, especially for those entered into for the use in the domestic businesses, contain extension options exercisable at the discretion of the NEC Group, and only lease payments for the duration of the lease term that is a period covered by the options which the NEC Group is reasonably certain to exercise are included in measuring the lease liability.
Expenses, and cash outflows related to lease arrangements for the fiscal year ended March
31
,
2020
, are as follows:

JPY (millions)
2020
Depreciation expense for right-of-use assets by the class of underlying asset
Property	50,366
Machinery and equipment	1,076
Tools, furniture and fixtures	2,475

Total	53,917

Interest expense on lease liabilities	2,375
Expense relating to short-term leases	4,578
Expense relating to leases of low-value assets	4,934
Total cash outflow for leases	65,339
The carrying amount of
right-of-use
assets by class of underlying asset as of March 31, 2020 are as follows:

JPY (millions)
2020
Property	141,092
Machinery and equipment	1,950
Tools, furniture and fixtures	7,640

Total	150,682

Additions to
right-of-use
assets amounted to 31,000 million JPY for the fiscal year ended March 31, 2020.
The future cash outflows to which the NEC Group is potentially exposed that are not reflected in the measurement of lease liabilities, arising from leases not yet commenced to which the NEC Group is committed, as of March 31, 2020, are 7,712 million JPY.
Maturity analysis of lease liabilities is disclosed in Note 32, “Financial Instruments”.